Subsequent Events	12 Months Ended
Apr. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 11 - Subsequent events

In May 2019, the Company committed to issue 450,000,000 shares to key consultants at $0.0001 per share. These shares were issued in September 2019.

In September 2019, the Company issued 940,510,000 shares to satisfy the $94,051 share subscriptions described in notes 6(ii).

In September 2019, the Company issued 975,000,000 shares to satisfy the $97,500 shares to be issued described in note 6(iii).

In September 2019, the Company issued 264,150,900 shares at $0.0001 per share in a private placement.

In September 2019 the Company entered into an agreement to buy Pettanicals Pet Treats Inc. Pettanicals is a Canadian-based company in the nutritional pet supplement business. We plan to use Pettanicals to introduce CBD infused high performance nutritional pet health supplements to international markets. The agreement calls for the Company to issue $102,000 of restricted common shares as a deposit, and to pay cash of $153,000 upon closing. The Company issued 1,020,000,000 shares on September 12, 2019 as the deposit under this agreement. The closing date for this acquisition has not been set. Pettanicals is owned by a key member of management and his spouse.